Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2015
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 8.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2015
Machinery and equipment	$12,234,092	$-	$12,234,092
Furniture and office equipment	348,387	(336,222)	12,165
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$12,795,114	$(534,857)	$12,260,257

		Accumulated
	Cost	Depreciation	Net
December 31, 2014
Machinery and equipment	$12,408,524	$-	$12,408,524
Furniture and office equipment	529,648	(511,518)	18,130
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$13,150,807	$(710,153)	$12,440,654